UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.79%
Accommodation - 0.75%
Marriott International, Inc.	18,734	$1,940,468
Wyndham Worldwide Corp.	2,287	227,968
		2,168,436
Administrative and Support Services - 0.76%
AECOM (a)	700	23,450
Broadridge Financial Solutions, Inc.	987	77,114
Landauer, Inc.	603	37,416
PayPal Holdings, Inc. (a)	2,537	156,482
Priceline Group, Inc. (a)	1,030	1,907,643
		2,202,105
Air Transportation - 2.07%
Alaska Air Group, Inc.	4,116	307,301
American Airlines Group, Inc.	293	13,109
Delta Air Lines, Inc.	2,008	94,758
SkyWest, Inc.	6,352	220,414
Southwest Airlines Co.	88,438	4,611,157
United Continental Holdings, Inc. (a)	11,495	712,230
		5,958,969
Ambulatory Health Care Services - 2.10%
Amedisys, Inc. (a)	87,820	4,587,717
Chemed Corp.	7,375	1,455,014
		6,042,731
Amusement, Gambling, and Recreation Industries - 0.01%
Global Payments, Inc.	302	28,838

Apparel Manufacturing - 0.39%
Sequential Brands Group, Inc. (a)	1,439	4,389
VF Corp.	17,664	1,110,536
		1,114,925
Beverage and Tobacco Product Manufacturing - 2.08%
Altria Group, Inc.	7,548	478,543
British American Tobacco PLC - ADR (b)	4,298	266,992
Coca-Cola Co.	8,071	367,634
Coca-Cola European Partners PLC (b)	8,088	347,784
MGP Ingredients, Inc.	12,771	718,113
PepsiCo, Inc.	22,578	2,612,952
Philip Morris International, Inc.	10,192	1,191,751
		5,983,769
Broadcasting (except Internet) - 1.18%
CBS Corp.	3,848	246,503
Comcast Corp.	12,847	521,717
Discovery Communications, Inc. - Class A (a)	27,475	610,220
Discovery Communications, Inc. - Class C (a)	20,060	421,460
Scripps Networks Interactive, Inc.	3,194	273,566
Walt Disney Co.	13,007	1,316,308
		3,389,774
Building Material and Garden Equipment and Supplies Dealers - 2.98%
BMC Stock Holdings, Inc. (a)	13,609	276,263
Home Depot, Inc.	42,020	6,297,537
Lowe's Cos, Inc.	27,423	2,026,286
		8,600,086
Chemical Manufacturing - 9.06%
Abbott Laboratories	11,753	598,698
AbbVie, Inc.	32,942	2,480,533
Allergan PLC (b)	8,525	1,956,317
Bioverativ, Inc. (a)	24,645	1,397,125
Celgene Corp. (a)	21,423	2,976,297
Chemours Co.	34,487	1,692,277
E.I. du Pont de Nemours & Co.	579	48,596
Gilead Sciences, Inc.	34,148	2,858,529
Innophos Holdings, Inc.	493	22,510
Johnson & Johnson	20,281	2,684,596
Kimberly-Clark Corp.	209	25,768
Kronos Worldwide, Inc.	27,126	567,747
LyondellBasell Industries NV (b)	15,131	1,370,717
Monsanto Co.	587	68,797
OMNOVA Solutions, Inc. (a)	2,846	24,760
Seattle Genetics, Inc. (a)	4,151	218,052
Supernus Pharmaceuticals, Inc. (a)	549	25,144
Trinseo SA (b)	100,361	6,714,151
Vertex Pharmaceuticals, Inc. (a)	2,410	386,901
		26,117,515
Clothing and Clothing Accessories Stores - 1.10%
Children's Place, Inc.	12,698	1,347,892
Francesca's Holdings Corp. (a)	1,826	13,257
Ross Stores, Inc.	7,942	464,210
TJX Companies, Inc.	18,420	1,331,766
		3,157,125

Computer and Electronic Product Manufacturing - 12.26%
Apple, Inc.	90,265	14,803,460
Applied Materials, Inc.	31,247	1,409,865
Applied Optoelectronics, Inc. (a)(c)	1,563	92,405
ARRIS International PLC (a)(b)	38,421	1,070,409
Broadcom Ltd. (b)	5,485	1,382,604
Ciena Corp. (a)	971	20,983
Cirrus Logic, Inc. (a)	23,755	1,377,315
Dell Technologies Inc Class V (a)	2,630	197,066
Enphase Energy, Inc. (a)	1,788	1,645
Harris Corp.	14,076	1,729,940
Intel Corp.	104,235	3,655,521
Juniper Networks, Inc.	42,476	1,177,860
Lam Research Corp.	13,898	2,306,790
MaxLinear, Inc. (a)	1,478	31,925
Medtronic PLC (b)	2,862	230,734
Micron Technology, Inc. (a)	30,094	962,105
Microsemi Corp. (a)	9,859	496,696
National Instruments Corp.	7,130	287,981
NXP Semiconductors NV (a)(b)	445	50,267
Oclaro, Inc. (a)(c)	102,960	865,894
ON Semiconductor Corp. (a)	65,000	1,110,200
QUALCOMM, Inc.	20,278	1,059,931
Roper Technologies, Inc.	213	49,131
Rubicon Technology, Inc. (a)	610	4,996
Skyworks Solutions, Inc.	2,084	219,570
TTM Technologies, Inc. (a)	3,040	43,290
Western Digital Corp.	7,705	680,120
		35,318,703
Construction of Buildings - 1.07%
Dycom Industries, Inc. (a)(c)	16,539	1,334,367
KB Home	1,575	33,705
LGI Homes, Inc. (a)(c)	765	32,543
MDC Holdings, Inc.	27,410	856,562
NVR, Inc. (a)	58	157,809
TRI Pointe Group, Inc. (a)	53,694	684,062
		3,099,048
Credit Intermediation and Related Activities - 1.53%
Altisource Portfolio Solutions SA (a)(b)(c)	80,210	1,827,184
Ameriprise Financial, Inc.	9,150	1,267,366
Regional Management Corp. (a)	10,100	221,695
Wells Fargo & Co.	14,808	756,244
Western Union Co.	1,254	23,726
World Acceptance Corp. (a)	4,012	300,178
		4,396,393
Data Processing, Hosting and Related Services - 3.26%
DST Systems, Inc.	10,968	562,988
MasterCard, Inc.	33,957	4,526,468
Visa, Inc.	41,652	4,311,815
		9,401,271
Educational Services - 0.84%
ITT Educational Services, Inc. (a)	3,750	1
Strayer Education, Inc.	30,128	2,410,541
		2,410,542

Electrical Equipment, Appliance, and Component Manufacturing - 0.76%
AO Smith Corp.	914	50,901
Helen of Troy Ltd. (a)(b)	9,021	814,596
iRobot Corp. (a)	4,098	391,031
Whirlpool Corp.	5,440	933,613
		2,190,141
Electronics and Appliance Stores - 0.15%
Aaron's, Inc.	9,884	437,565

Food and Beverage Stores - 0.56%
GrubHub, Inc. (a)	683	38,992
Kroger Co.	72,062	1,575,996
		1,614,988
Food Manufacturing - 0.42%
Bunge Ltd. (b)	6,298	470,020
Dean Foods Co.	50,000	550,000
Farmer Brothers Co. (a)(c)	4,694	152,789
Ingredion, Inc.	323	39,994
Snyder's-Lance, Inc.	258	9,164
		1,221,967
Food Services and Drinking Places - 0.73%
Buffalo Wild Wings, Inc. (a)	499	51,272
Cracker Barrel Old Country Store, Inc. (c)	3,709	551,380
Darden Restaurants, Inc.	16,380	1,344,634
McDonald's Corp.	801	128,136
Papa John's International, Inc. (c)	546	40,836
		2,116,258
Furniture and Related Product Manufacturing - 0.46%
Herman Miller, Inc.	7,630	256,750
Kimball International, Inc.	12,980	220,141
Pier 1 Imports, Inc.	193,417	810,417
Select Comfort Corp. (a)	1,476	43,586
		1,330,894
General Merchandise Stores - 2.92%
Big Lots, Inc.	16,584	789,398
Burlington Stores, Inc. (a)	50,547	4,404,160
Dollar General Corp.	26,783	1,943,375
Wal-Mart Stores, Inc.	16,460	1,285,032
		8,421,965
Health and Personal Care Stores - 1.34%
Express Scripts Holding Co. (a)	10,163	638,440
McKesson Corp.	14,745	2,201,576
Walgreens Boots Alliance, Inc.	12,437	1,013,615
		3,853,631
Heavy and Civil Engineering Construction - 0.05%
Orion Group Holdings, Inc. (a)	23,650	142,846

Insurance Carriers and Related Activities - 6.17%
Aetna, Inc.	988	155,808
Anthem, Inc.	32,401	6,351,892
Cigna Corp.	13,167	2,397,184
Hanover Insurance Group, Inc.	1,761	172,895
Humana, Inc.	4,200	1,082,004
Lincoln National Corp.	23,256	1,578,152
Prudential Financial, Inc.	11,060	1,129,005
Travelers Companies, Inc.	7,233	876,495
Universal Insurance Holdings, Inc.	57,856	1,241,011
Validus Holdings Ltd. (b)	55,614	2,789,042
		17,773,488
Leather and Allied Product Manufacturing - 0.24%
Coach, Inc.	6,063	252,827
NIKE, Inc.	3,720	196,453
Skechers USA, Inc. (a)	8,975	237,210
		686,490
Machinery Manufacturing - 0.24%
Cummins, Inc.	3,251	518,144
Deere & Co.	261	30,258
Ingersoll-Rand PLC (b)	1,641	140,125
		688,527

Management of Companies and Enterprises - 0.23%
EchoStar Corp. (a)	470	28,341
Tile Shop Holdings, Inc.	41,454	623,883
		652,224
Merchant Wholesalers, Durable Goods - 4.32%
3M Co.	6,453	1,318,477
American Axle & Manufacturing Holdings, Inc. (a)	1,942	28,373
Arrow Electronics, Inc. (a)	17,635	1,400,748
Builders FirstSource, Inc. (a)	5,697	92,747
General Cable Corp.	7,527	127,583
HD Supply Holdings, Inc. (a)	22,619	753,213
Henry Schein, Inc. (a)	361	62,698
Honeywell International, Inc.	491	67,890
Huntington Ingalls Industries, Inc.	35,084	7,506,573
KLA-Tencor Corp.	391	36,633
TrueCar, Inc. (a)(c)	61,970	1,050,391
		12,445,326
Merchant Wholesalers, Nondurable Goods - 3.29%
Central Garden & Pet Co. (a)	156,128	5,322,404
Herbalife Ltd. (a)(b)(c)	40,701	2,808,776
Nu Skin Enterprises, Inc.	474	28,833
Univar, Inc. (a)	46,528	1,312,555
US Foods Holding Corp. (a)	430	11,803
		9,484,371
Mining (except Oil and Gas) - 0.01%
Martin Marietta Materials, Inc.	171	36,250

Miscellaneous Manufacturing - 1.86%
ABIOMED, Inc. (a)	12,426	1,873,841
Becton Dickinson & Co.	375	74,790
Brady Corp.	6,646	221,644
CR Bard, Inc.	202	64,803
JAKKS Pacific, Inc. (a)	10,097	34,835
OraSure Technologies, Inc. (a)	66,412	1,355,469
Zimmer Biomet Holdings, Inc.	15,294	1,747,645
		5,373,027
Motion Picture and Sound Recording Industries - 0.77%
NetFlix, Inc. (a)	9,360	1,635,285
Time Warner, Inc.	5,646	570,811
		2,206,096
Motor Vehicle and Parts Dealers - 0.09%
AutoZone, Inc. (a)	197	104,103
Lithia Motors, Inc.	1,530	165,240
		269,343
Nonmetallic Mineral Product Manufacturing - 0.63%
GMS, Inc. (a)	56,275	1,810,929

Nonstore Retailers - 2.66%
Amazon.com, Inc. (a)	5,342	5,238,365
Duluth Holdings, Inc. (a)(c)	10,000	195,900
Nutrisystem, Inc.	39,443	2,141,755
Systemax, Inc.	4,232	103,430
		7,679,450
Nursing and Residential Care Facilities - 0.13%
Eldorado Resorts, Inc. (a)	14,366	330,418
Ensign Group, Inc.	2,122	43,586
		374,004
Oil and Gas Extraction - 0.32%
Evolution Petroleum Corp.	120,316	836,196
Parsley Energy, Inc. (a)	3,717	93,111
		929,307
Other Information Services - 5.06%
Alphabet, Inc. (a)	5,507	5,172,890
Brightcove, Inc. (a)	31,487	221,983
Chegg, Inc. (a)	71,560	1,015,436
Facebook, Inc. (a)	30,916	5,316,625
Liberty Global PLC LILAC- Class C (a)(b)	72	1,857
Travelzoo (a)	10,411	84,850
Yelp, Inc. (a)	65,243	2,779,352
		14,592,993
Paper Manufacturing - 0.11%
International Paper Co.	5,915	318,641
Veritiv Corp. (a)	113	3,164
		321,805
Performing Arts, Spectator Sports, and Related Industries - 3.52%
Activision Blizzard, Inc.	15,000	983,400
Boyd Gaming Corp.	2,079	54,969
Electronic Arts, Inc. (a)	74,478	9,049,077
International Game Technology PLC (b)	904	18,414
Pinnacle Entertainment, Inc. (a)	1,620	31,590
		10,137,450
Personal and Laundry Services - 0.04%
Weight Watchers International, Inc. (a)(c)	2,691	125,966

Plastics and Rubber Products Manufacturing - 0.57%
Goodyear Tire & Rubber Co.	50,929	1,543,149
Newell Brands, Inc.	1,862	89,897
		1,633,046
Primary Metal Manufacturing - 0.13%
Global Brass & Copper Holdings, Inc.	1,779	53,103
Olympic Steel, Inc. (c)	17,689	322,824
		375,927
Printing and Related Support Activities - 0.03%
Deluxe Corp.	768	53,261
Multi-Color Corp.	392	31,281
		84,542
Professional, Scientific, and Technical Services - 7.69%
Accenture PLC (b)	2,481	324,416
Amgen, Inc.	3,682	654,549
CACI International, Inc. (a)	4,293	557,231
Calithera Biosciences, Inc. (a)	51,238	840,303
eBay, Inc. (a)	25,931	936,887
Ebix, Inc.	38,604	2,227,451
F5 Networks, Inc. (a)	7,519	897,618
Gigamon, Inc. (a)	5,500	236,225
Groupon, Inc. (a)	315,965	1,402,885
Hackett Group, Inc.	33,659	459,782
Insperity, Inc.	14,879	1,194,784
International Business Machines Corp.	14,956	2,139,157
Itron, Inc. (a)	21,585	1,567,071
LivePerson, Inc. (a)	23,373	313,198
Meet Group, Inc. (a)	240,000	940,800
Mistras Group, Inc. (a)	5,028	95,079
Quotient Technology, Inc. (a)	62,334	935,010
Trade Desk, Inc. (a)	18,000	953,460
VMware, Inc. (a)(c)	50,826	5,494,291
		22,170,197
Publishing Industries (except Internet) - 5.35%
Citrix Systems, Inc. (a)	1,323	103,472
EPAM Systems, Inc. (a)	1,225	99,629
ePlus, Inc. (a)	26,190	2,192,103
IAC/InterActiveCorp (a)	10,000	1,135,100
LogMeIn, Inc.	227	25,969
Microsoft Corp.	104,806	7,836,345
MicroStrategy, Inc. (a)	858	110,682
Mitek Systems, Inc. (a)	22,955	232,993
News Corp.	10,508	140,492
Oracle Corp.	42,407	2,134,344
TiVo Corp.	70,801	1,295,658
Twenty-First Century Fox, Inc.	3,908	105,907
		15,412,694
Real Estate - 0.23%
RMR Group, Inc.	12,700	655,955

Rental and Leasing Services - 0.67%
Aircastle Ltd. (b)	22,939	514,292
AMERCO (a)	263	98,154
Neff Corp. (a)	8,830	220,309
Triton International Ltd. (a)(b)	12,826	473,536
United Rentals, Inc. (a)	5,362	633,038
		1,939,329

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.53%
BlackRock, Inc.	143	59,918
S&P Global, Inc.	1,953	301,407
Waddell & Reed Financial, Inc.	199	3,703
Yum China Holdings, Inc. (a)	32,563	1,151,428
		1,516,456
Social Assistance - 0.15%
Care.com, Inc. (a)	28,707	429,744

Specialty Trade Contractors - 0.65%
Armstrong Flooring, Inc. (a)	20,379	304,055
Comfort Systems USA, Inc.	763	25,980
Quanta Services, Inc. (a)	42,644	1,532,199
		1,862,234
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.00%
Michaels Companies, Inc. (a)	416	9,339

Support Activities for Mining - 0.00%
Erin Energy Corp. (a)(c)	6,132	14,410

Support Activities for Transportation - 0.09%
Expeditors International of Washington, Inc.	2,650	148,665
Iovance Biotherapeutics, Inc. (a)	19,413	111,625
		260,290
Telecommunications - 0.51%
Acacia Communications, Inc. (a)(c)	4,030	196,785
ARC Group Worldwide, Inc. (a)	2,716	6,654
Argan, Inc.	706	44,725
T-Mobile US, Inc. (a)	15,127	978,868
Vonage Holdings Corp. (a)	27,701	229,919
		1,456,951
Transportation Equipment Manufacturing - 4.50%
Boeing Co.	10,755	2,577,543
BorgWarner, Inc.	354	16,429
Commercial Vehicle Group, Inc. (a)	3,726	22,132
Lawson Products, Inc. (a)	3,702	88,293
Lear Corp.	52,249	7,813,315
Lockheed Martin Corp.	5,578	1,703,465
Marine Products Corp.	11,215	174,730
Meritor, Inc. (a)	2,416	47,982
Tenneco, Inc.	9,498	514,792
		12,958,681
Truck Transportation - 0.01%
YRC Worldwide, Inc. (a)	1,440	19,282

Utilities - 0.05%
Genie Energy Ltd.	2,002	12,312
Ormat Technologies, Inc.	2,151	123,554
		135,866
Wood Product Manufacturing - 0.11%
Ply Gem Holdings, Inc. (a)	20,286	315,447

TOTAL COMMON STOCKS (Cost $191,385,861)		287,557,921

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.47%
Money Market Fund - 4.47%
First American Government Obligations Fund - Class Y, 0.61% (d)	12,876,144	12,876,144
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 12,876,144)		12,876,144

SHORT-TERM INVESTMENTS - 0.24%
Money Market Fund - 0.24%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.878% (d)	694,400	694,400
TOTAL SHORT-TERM INVESTMENTS (Cost $694,400)		694,400

Total Investments (Cost $204,956,405) - 104.50%		301,128,465
Liabilities in Excess of Other Assets - (4.50)%		(12,976,151)
TOTAL NET ASSETS - 100.00%		$288,152,314

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of August 31, 2017. Total value of securities out on loan is $12,876,144.
(d)	Seven day yield as of August 31, 2017.

Abbreviations:
LiLAC	Liberty Latin America and Caribbean Group
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.66%
Australia - 10.59%
AGL Energy Ltd.	995	$19,015
Alumina Ltd.	11,746	19,837
Bank of Queensland Ltd.	57,633	577,858
CIMIC Group Ltd.	49,568	1,659,326
Cochlear Ltd.	9,370	1,167,100
CSL Ltd.	9,077	928,989
Fortescue Metals Group Ltd.	408,308	1,964,576
Medibank Private Ltd.	216,803	524,842
Newcrest Mining Ltd.	34,673	635,549
Qantas Airways Ltd.	888,824	4,045,690
QBE Insurance Group Ltd.	2,749	22,829
Ramsay Health Care Ltd.	2,782	151,144
Sonic Healthcare Ltd.	6,174	107,525
South32 Ltd.	435,897	1,019,950
Sydney Airport	6,644	39,135
TPG Telecom Ltd. (a)	383,819	1,677,068
Treasury Wine Estates Ltd.	449,089	5,172,123
Wesfarmers Ltd.	608	20,612
Woolworths Ltd.	390	8,066
		19,761,234
Austria - 0.06%
ANDRITZ AG	2,165	117,897

Belgium - 2.83%
Anheuser-Busch InBev SA/NV	10,242	1,212,968
Colruyt SA	44,261	2,457,726
KBC Group NV	4,675	384,295
Telenet Group Holding NV (b)	1,494	101,185
UCB SA	1,154	79,662
Umicore SA	13,900	1,037,803
		5,273,639
Bermuda - 0.34%
Jardine Strategic Holdings Ltd	3,995	175,396
Shangri-La Asia Ltd	269,778	452,390
		627,786

Cayman Islands - 0.96%
ASM Pacific Technology Ltd.	61,438	761,412
WH Group Ltd. (c)	979,503	1,026,662
		1,788,074
Denmark - 2.67%
AP Moller - Maersk A/S	15	30,985
Coloplast A/S	10,733	879,600
Novo Nordisk A/S	28,844	1,374,411
Pandora A/S	25,210	2,681,783
Tryg A/S	895	20,705
		4,987,484
Finland - 0.70%
Neste OYJ	27,642	1,218,635
Nokia OYJ	7,267	45,076
Stora Enso OYJ	2,458	32,309
		1,296,020
France - 9.73%
Aeroports de Paris	3,680	656,277
Alstom SA	23,538	837,230
Arkema SA	22,900	2,490,600
Atos SE	27,226	4,199,468
Bureau Veritas SA	562	13,361
Credit Agricole SA	156,912	2,769,438
Dassault Systemes SE	2,934	288,997
Essilor International SA	1,617	204,229
Imerys SA	886	77,897
Ipsen SA	1,500	201,794
Legrand SA	1,384	97,063

L'Oreal SA	1,861	393,155
LVMH Moet Hennessy Louis Vuitton SA	4,621	1,213,794
Pernod Ricard SA	2,332	318,852
Peugeot SA	140,278	2,966,034
Remy Cointreau SA	1,988	227,202
Societe BIC SA	2,222	266,917
Thales SA	7,552	836,052
Wendel SA	620	98,303
		18,156,663
Germany - 11.30%
Adidas AG	7,104	1,595,506
Bayer AG	7,267	931,437
Bayerische Motoren Werke AG - Preference Shares	377	31,310
Continental AG	4,446	1,003,808
Covestro AG (c)	26,451	2,080,401
Daimler AG	564	41,156
Deutsche Boerse AG	938	100,353
Deutsche Lufthansa AG	169,762	4,263,559
Deutsche Post AG	35,096	1,457,374
Fresenius Medical Care AG & Co. KGaA	1,091	102,346
Fresenius SE & Co. KGaA	5,808	492,953
GEA Group AG	1,632	71,925
HeidelbergCement AG	10,482	1,006,649
Henkel AG & Co. KGaA	5,764	698,068
HUGO BOSS AG	5,885	498,953
Infineon Technologies AG	105,569	2,437,999
Kabel Deutschland Holding AG	7,275	987,298
Merck KGaA	2,094	230,213
OSRAM Licht AG	23,352	1,918,124
Porsche Automobil Holding SE - Preference Shares	5,343	303,280
Symrise AG	9,013	659,318
United Internet AG	1,250	74,285
Volkswagen AG - Preference Shares	634	94,726
		21,081,041
Hong Kong - 0.81%
Cathay Pacific Airways Ltd	72,334	107,417
HKT Trust & HKT Ltd.	822,000	1,062,482
Techtronic Industries Co Ltd	65,575	339,767
		1,509,666
Ireland - 1.06%
DCC PLC	9,585	873,914
James Hardie Industries PLC	24,488	345,421
Paddy Power Betfair PLC	8,564	751,191
		1,970,526
Israel - 0.60%
Bank Leumi Le-Israel BM	4,909	25,729
Mizrahi Tefahot Bank Ltd.	56,633	1,009,306
Nice Ltd.	1,147	89,956
		1,124,991
Italy - 0.41%
GEDI Gruppo Editoriale SpA (b)	10,174	8,711
Leonardo SpA	43,778	741,774
Rizzoli Corriere Della Sera Mediagroup SpA (b)	14,241	21,547
Saipem SpA (b)	131	487
		772,519
Japan - 14.09%
Asahi Glass Co. Ltd.	35,600	1,389,933
Astellas Pharma, Inc.	1,129	14,261
Bridgestone Corp.	393	16,860
Brother Industries Ltd.	32,170	763,170
Calbee, Inc.	1,904	65,085
Casio Computer Co. Ltd.	935	13,232
Fujitsu Ltd.	63,288	469,146
Hakuhodo DY Holdings, Inc.	7,400	100,659
Hitachi Chemical Co. Ltd.	13,922	377,101
Hitachi High-Technologies Corp.	12,086	431,637
ITOCHU Corp.	110,730	1,808,175
Japan Airlines Co. Ltd.	4,633	159,525
Kaneka Corp.	45,956	358,145
Keisei Electric Railway Co. Ltd.	2,104	57,367
Koito Manufacturing Co. Ltd.	1,931	120,366
Konami Holdings Corp.	56,700	2,956,608

Kose Corp.	10,729	1,348,097
MEIJI Holdings Co. Ltd.	13,828	1,101,601
MINEBEA MITSUMI Inc.	1,554	25,544
Mitsubishi Tanabe Pharma Corp.	30,000	740,006
Mitsui Chemicals, Inc.	109,053	653,187
Nagoya Railroad Co. Ltd.	3,535	15,832
NGK Spark Plug Co. Ltd.	1,795	34,179
NH Foods Ltd.	829	24,317
Nisshin Seifun Group, Inc.	59,513	1,033,567
Nissin Foods Holdings Co. Ltd.	1,237	76,278
Nitori Holdings Co. Ltd.	16,679	2,577,781
Omron Corp.	321	16,138
Otsuka Holdings Co. Ltd.	22,570	909,757
Panasonic Corp.	39,068	520,785
Pola Orbis Holdings, Inc.	44,112	1,416,261
Sekisui House Ltd.	1,049	18,162
Shimizu Corp.	64,971	671,373
Shionogi & Co., Inc.	6,447	340,657
Shiseido Co. Ltd.	37,300	1,545,463
SoftBank Group Corp.	4,509	367,083
Start Today Co. Ltd.	17,391	541,384
Subaru Corp.	38	1,328
Sumitomo Dainippon Pharma Co. Ltd.	81,677	1,114,958
Sumitomo Rubber Industries Ltd.	955	15,838
Tokyo Electron Ltd.	3,809	536,454
Tosoh Corp.	41,790	491,272
Toyota Motor Corp.	232	13,062
Yamaha Corp.	919	32,038
Yamazaki Baking Co. Ltd.	52,539	995,794
		26,279,466
Jersey - 0.84%
Ferguson PLC	5,831	347,239
Glencore PLC (b)	58,027	270,431
Shire PLC	19,020	945,993
		1,563,663
Luxembourg - 0.00%
Tenaris SA	636	8,475

Netherlands - 9.59%
AerCap Holdings NV (b)	16,666	838,300
Airbus SE	3,828	322,390
Akzo Nobel NV	11,399	1,041,483
Ferrari NV	3,156	361,493
Fiat Chrysler Automobiles NV (b)	210,214	3,175,891
Heineken Holding NV	16,716	1,651,290
Heineken NV	14,853	1,558,830
ING Groep NV	92,356	1,639,389
Koninklijke Ahold Delhaize NV	125,568	2,257,286
Koninklijke Philips NV	16,263	616,756
NN Group NV (a)	74,158	2,944,326
Randstad Holding NV	1,208	70,627
STMicroelectronics NV	12,576	218,725
Unilever NV	17,005	1,012,378
Wolters Kluwer NV	4,335	189,389
		17,898,553
New Zealand - 0.17%
Auckland International Airport Ltd.	27,336	133,480
Spark New Zealand Ltd.	66,637	187,475
		320,955
Norway - 0.53%
Marine Harvest ASA (b)	21,415	425,407
Orkla ASA	15,891	163,162
Statoil ASA	21,276	402,624
		991,193
Portugal - 0.16%
Banco Espirito Santo SA (b)	36,955	–
Jeronimo Martins SGPS SA	14,648	292,441
		292,441
Singapore - 1.49%
ComfortDelGro Corp. Ltd.	916,785	1,550,090
Fraser & Neave Ltd.	14,289	26,767
Jardine Cycle & Carriage Ltd.	2,728	80,475

Singapore Airlines Ltd.	22,715	172,902
StarHub Ltd.	390,601	752,111
UOL Group Ltd.	32,171	194,378
		2,776,723
Spain - 2.75%
Abertis Infraestructuras SA	632	12,791
Aena SA (c)	3,690	721,787
Amadeus IT Group SA	20,437	1,268,740
CaixaBank SA	169,712	878,071
Ferrovial SA	716	16,338
Industria de Diseno Textil SA	6,310	240,021
International Consolidated Airlines Group SA	77,977	618,208
Red Electrica Corp SA	60,831	1,367,489
		5,123,445
Sweden - 3.53%
Boliden AB	73,301	2,565,281
Essity AB (b)	32,519	902,834
Holmen AB	303	13,254
Investor AB	49,404	2,311,226
Svenska Cellulosa AB SCA	32,519	271,331
Swedish Match AB	14,706	524,688
		6,588,614
Switzerland - 10.92%
Actelion Ltd. (b)	13,692	3,837,378
Adecco Group AG	7,310	529,853
Aryzta AG (b)	34,195	1,077,386
Cie Financiere Richemont SA	138	12,336
Coca-Cola HBC AG (b)	4,221	144,340

EMS-Chemie Holding AG	2,820	1,929,462
Idorsia Ltd (b)	13,692	249,867
Lonza Group AG (b)	17,572	4,455,012
Nestle SA	31,356	2,658,235
Novartis AG	8,912	751,345
Roche Holding AG	4,748	1,206,328
Sonova Holding AG	111	18,767
Swatch Group AG	281	21,795
Swiss Re AG	28,660	2,595,100
UBS Group AG (b)	3,540	58,328
Vifor Pharma AG	8,240	834,568
		20,380,100
United Kingdom - 12.52%
3i Group PLC	227,186	2,850,200
Anglo American PLC	42,959	781,956
Antofagasta PLC	35,885	481,085
Ashtead Group PLC	35,918	772,683
Auto Trader Group PLC (c)	46,960	214,847
Aviva PLC	11,767	79,571
Berkeley Group Holdings PLC	17,434	844,734
BHP Billiton PLC	1,508	28,709
British American Tobacco PLC	21,321	1,330,106
Bunzl PLC	12,100	361,659
Burberry Group PLC	45,541	1,058,610
Carnival PLC	74,042	5,151,745
Compass Group PLC	48,513	1,037,388
Croda International PLC	1,316	65,446
Fresnillo PLC	34,200	715,250
GKN PLC	4,706	19,394
IMI PLC	45,058	661,552
Imperial Brands PLC	8,797	363,917
InterContinental Hotels Group PLC	4,059	202,491
Intertek Group PLC	1,145	75,760
ITV PLC	41,951	86,165
Kingfisher PLC	2,816	10,881
London Stock Exchange Group PLC	6,424	328,284
Mediclinic International PLC	13,277	131,506
Melrose Industries PLC	3,331	9,474
Mondi PLC	10,800	295,106
Persimmon PLC	26,733	920,560
Provident Financial PLC	2,500	28,578
RELX PLC	53,291	1,165,261
Rio Tinto PLC	1,017	49,397
Royal Mail PLC	10,104	51,469
Sage Group PLC	64,982	582,026
Tate & Lyle PLC	5,289	46,700
Taylor Wimpey PLC	513,934	1,335,338
Tesco PLC (b)	9,663	22,578
Tullow Oil PLC (b)	7,960	16,061
Unilever PLC	19,371	1,130,187
Weir Group PLC	1,736	40,285
		23,346,959
United States - 0.01%
Ball Corp.	540	21,491

TOTAL COMMON STOCKS (Cost $141,105,845)		184,059,618

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.96%
Money Market Fund - 0.96%
First American Government Obligations Fund - Class Y, 0.61% (d)	1,781,250	1,781,250
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 1,781,250)		1,781,250

SHORT-TERM INVESTMENTS - 0.51%
Money Market Fund - 0.51%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.878% (d)	953,808	953,808
TOTAL SHORT-TERM INVESTMENTS (Cost $953,808)		953,808

Total Investments (Cost $143,840,903) - 100.13%		186,794,676
Liabilities in Excess of Other Assets - (0.13)%		(237,327)
TOTAL NET ASSETS - 100.00%		$186,557,349

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is out on loan as of August 31, 2017. Total value of securities out on loan is $1,781,250.
(b)	Non-income producing security.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $4,043,696, represents 2.17% of net assets.
(d)	Seven day yield as of August 31, 2017.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 16.28%
Australia - 0.08%
Gateway Lifestyle	59,553	$99,005

Austria - 0.50%
BUWOG AG - Vienna Exchange (a)	1,311	40,356
BUWOG AG - Xetra Exchange (a)	1,309	40,221
CA Immobilien Anlagen AG	18,957	541,053
		621,630
Bermuda - 1.27%
Brookfield Business Partners LP	1,218	36,762
Brookfield Property Partners LP	11,933	279,512
HKC Holdings Ltd.	26,889	20,298
Hongkong Land Holdings Ltd.	95,518	708,705
Kerry Properties Ltd.	108,831	431,991
Road King Infrastructure Ltd.	70,000	93,134
		1,570,402
Brazil - 0.18%
BR Malls Participacoes SA	51,271	220,535

Cayman Islands - 1.69%
Agile Group Holdings Ltd.	363,000	435,772
Kaisa Group Holdings Ltd. (a)	760,795	357,775
Longfor Properties Co Ltd.	341,000	820,445
Powerlong Real Estate Holdings Ltd.	280,000	141,817
Yuzhou Properties Co Ltd.	516,427	332,185
		2,087,994
Germany - 0.96%
ADLER Real Estate AG (a)(b)	20,255	323,461
Deutsche Wohnen SE	15,659	665,480
TLG Immobilien AG	4,838	107,283
Vonovia SE	2,128	90,010
		1,186,234
Hong Kong - 4.60%
China Jinmao Holdings Group Ltd.	1,297,023	577,880
Henderson Land Development Co. Ltd.	164,784	1,023,573
Hysan Development Co. Ltd.	139,890	647,730
I-CABLE Communications Ltd. (a)	141,564	5,255
Sino Land Co. Ltd.	568,033	984,057
Swire Properties Ltd.	25,983	90,154
Wheelock & Co. Ltd.	315,838	2,366,406
		5,695,055
Israel - 0.22%
Azrieli Group Ltd.	4,750	274,013

Japan - 1.99%
Aeon Mall Co. Ltd.	20,943	376,259
Heiwa Real Estate Co. Ltd.	11,000	189,365
Mitsubishi Estate Co. Ltd.	35,197	604,934
Mitsui Fudosan Co. Ltd.	59,874	1,293,725
		2,464,283
Jersey - 0.04%
Atrium Eurpopean Real Estate Ltd. (a)	10,533	49,742

Luxembourg - 0.20%
ADO Properties SA (c)	5,217	254,275

Netherlands - 0.05%
Eurocommercial Properties NV	1,318	56,484

New Zealand - 0.21%
Argosy Property Ltd.	110,786	83,919
Kiwi Property Group Ltd.	51,197	49,690
Precinct Properties New Zealand Ltd.	135,000	123,637
		257,246

Philippines - 0.33%
Robinsons Land Corp.	296,391	134,464
SM Prime Holdings, Inc.	412,876	269,540
		404,004
Singapore - 1.54%
CapitaLand Ltd.	57,661	161,139
City Developments Ltd.	55,520	480,497
United Industrial Corp. Ltd.	194,476	473,300
UOL Group Ltd.	65,221	394,066
Wing Tai Holdings Ltd.	253,010	397,761
		1,906,763
Sweden - 1.02%
Fabege AB	11,053	221,716
Fastighets AB Balder (a)	3,148	82,959
Hemfosa Fastigheter AB	2,948	36,265
Hufvudstaden AB	30,860	548,625
Kungsleden AB	56,411	379,255
		1,268,820
Switzerland - 0.65%
Allreal Holding AG (a)	1,781	319,829
PSP Swiss Property AG	3,221	295,695
Swiss Prime Site AG (a)	2,112	191,087
		806,611
Thailand - 0.23%
Central Pattana PLC	130,689	283,595

United Kingdom - 0.52%
Daejan Holdings PLC	8,322	640,286

TOTAL COMMON STOCKS (Cost $18,382,191)		20,146,977

REAL ESTATE INVESTMENT TRUSTS - 82.10%
Australia - 6.35%
Abacus Property Group	47,854	136,070
Astro Japan Property Group	107,959	621,352
BWP Trust	159,811	374,122
Charter Hall Retail REIT	29,018	90,780
Dexus	169,366	1,294,241
Goodman Group	81,156	536,289
GPT Group	57,846	230,472
Investa Office Fund	186,703	672,029
Scentre Group	511,885	1,574,416
Vicinity Centres	905,840	1,889,025
Westfield Corp.	75,000	443,589
		7,862,385
Belgium - 0.39%
Befimmo SA	1,257	78,980
Cofinimmo SA	1,871	241,417
Warehouses De Pauw CVA	1,460	165,115
		485,512
Canada - 2.21%
Artis Real Estate Investment Trust	4,019	42,548
Boardwalk Real Estate Investment Trust	916	29,620
Canadian Apartment Properties REIT	11,710	321,363
Dream Global Real Estate Investment Trust	21,298	192,044
Dream Office Real Estate Investment Trust	324	5,547
Granite Real Estate Investment Trust	13,048	531,324
H&R Real Estate Investment Trust	2,795	47,809
Morguard Real Estate Investment Trust	40,675	467,742
Pure Industrial Real Estate Trust	56,588	299,990
RioCan Real Estate Investment Trust	9,656	184,034
Smart Real Estate Investment Trust	25,255	615,423
		2,737,444
France - 2.76%
Affine SA	25,318	534,077
Gecina SA	9,186	1,431,458
Societe de la Tour Eiffel	2,148	136,778
Unibail-Rodamco SE	5,159	1,312,349
		3,414,662
Greece - 0.09%
Grivalia Properties Real Estate Investment Company AE	10,671	114,329

Guernsey - 0.02%
Schroder Real Estate Investment Trust Ltd.	33,987	27,688

Hong Kong - 2.50%
Champion REIT	1,704,826	1,255,310
Link REIT	163,276	1,348,792
Prosperity REIT	1,156,950	490,909
		3,095,011
Ireland - 0.26%
Green REIT PLC	189,537	324,514

Italy - 0.11%
Immobiliare Grande Distribuzione SIIQ SpA	132,419	131,943

Japan - 7.15%
Activia Properties, Inc.	44	193,314
Advance Residence Investment Corp.	85	217,912
Daiwa House REIT Investment Corp.	219	535,483
Daiwa Office Investment Corp.	122	609,535
Frontier Real Estate Investment Corp.	11	47,278
Fukuoka REIT Corp.	43	64,264
Global One Real Estate Investment Corp.	120	417,226
GLP J-Reit	40	42,795
Hankyu REIT, Inc.	85	106,647
Heiwa Real Estate REIT, Inc.	80	67,385
Hoshino Resorts REIT, Inc.	9	46,865
Hulic Reit, Inc.	336	509,001
Japan Excellent, Inc.	54	64,887
Japan Hotel REIT Investment Corp.	2,150	1,480,861
Japan Logistics Fund, Inc.	101	205,886
Japan Prime Realty Investment Corp.	12	43,148
Japan Retail Fund Investment Corp.	54	99,350
Kenedix Office Investment Corp.	240	1,374,913
Marimo Regional Revitalization REIT, Inc.	120	105,990
Mori Hills REIT Investment Corp.	127	162,425
Mori Trust Sogo Reit, Inc.	175	285,732
Nippon Accommodations Fund, Inc.	33	134,029
Nomura Real Estate Master Fund, Inc.	567	749,754
Ooedo Onsen Reit Investment Corp.	120	97,472
Orix JREIT, Inc.	242	349,436
Premier Investment Corp.	480	467,622
Sekisui House Reit, Inc.	141	173,404
Tokyu REIT, Inc.	100	124,346
United Urban Investment Corp.	48	72,455
		8,849,415
Netherlands - 0.36%
Vastned Retail NV	8,671	401,179
Wereldhave NV	831	40,693
		441,872
New Zealand - 0.12%
Goodman Property Trust	164,543	151,319

Singapore - 3.34%
CapitaLand Commercial Trust	879,160	1,129,603
ESR-REIT	171,448	70,175
Fortune Real Estate Investment Trust	2,138,624	2,556,454
Mapletree Commercial Trust	108,937	123,359
Mapletree Logistics Trust	56,490	51,262
Starhill Global REIT	251,918	138,502
Suntec Real Estate Investment Trust	44,263	61,961
		4,131,316
South Africa - 0.46%
Fortress Income Fund Ltd.	44,360	134,432
Fortress Income Fund Ltd. - Class A	44,360	59,823
Hyprop Investments Ltd.	5,746	50,412
SA Corporate Real Estate Ltd.	789,234	328,542
		573,209
Spain - 0.17%
Merlin Properties Socimi SA	15,110	208,352

United Kingdom - 4.31%
Big Yellow Group PLC	76,904	804,005
British Land Co. PLC	84,662	670,798

Derwent London PLC	1,215	43,729
Great Portland Estates PLC	10,526	82,569
Hansteen Holdings PLC	151,384	259,373
Intu Properties PLC	67,630	217,893
Land Securities Group PLC	52,119	681,301
NewRiver REIT PLC	52,994	238,814
Segro PLC	37,748	262,889
Shaftesbury PLC	13,765	177,603
Tritax Big Box REIT PLC	518,033	957,236
UNITE Group PLC	16,700	149,808
Workspace Group PLC	68,139	781,536
		5,327,554
United States - 51.50%
Acadia Realty Trust	4,990	143,163
Agree Realty Corp.	26,242	1,315,249
Alexander's, Inc. (b)	489	204,739
Alexandria Real Estate Equities, Inc.	1,532	185,847
American Assets Trust, Inc.	1,658	67,348
American Campus Communities, Inc.	12,011	571,603
American Homes 4 Rent	2,874	63,688
Apartment Investment & Management Co.	32,989	1,495,391
Apple Hospitality REIT, Inc.	18,723	340,384
Ashford Hospitality Prime, Inc.	332	3,194
AvalonBay Communities, Inc.	17,084	3,207,179
Boston Properties, Inc.	452	54,511
Brandywine Realty Trust	4,915	84,440
Camden Property Trust	12,208	1,092,372
CareTrust REIT, Inc.	31,496	607,558
Colony NorthStar, Inc.	13,045	171,020
Columbia Property Trust, Inc.	35,571	746,991
CoreSite Realty Corp.	21,212	2,519,137
Cousins Properties, Inc.	16,465	153,948
CubeSmart	5,053	124,556
CyrusOne, Inc.	1,299	81,876
DCT Industrial Trust, Inc.	6,969	406,641
DiamondRock Hospitality Co.	23,027	253,067
Digital Realty Trust, Inc.	4,957	586,611
Duke Realty Corp.	7,821	232,440
DuPont Fabros Technology, Inc.	24,861	1,600,054
Easterly Government Properties, Inc.	28,115	563,987
EastGroup Properties, Inc.	1,564	138,977
Education Realty Trust, Inc.	13,894	536,864
Empire State Realty Trust, Inc.	5,323	108,323
EPR Properties	17,597	1,225,807
Equinix, Inc.	3,189	1,493,759
Equity Commonwealth (a)	10,876	336,503
Equity LifeStyle Properties, Inc.	785	69,983
Equity Residential	15,805	1,061,306
Essex Property Trust, Inc.	1,564	415,977
Federal Realty Investment Trust	223	28,305
First Industrial Realty Trust, Inc.	9,846	305,029
Four Corners Property Trust, Inc.	35,900	912,219
Getty Realty Corp.	75,948	2,093,127
GGP, Inc.	37,778	783,893
Global Net Lease, Inc.	1,980	42,887
Government Properties Income Trust	2,461	45,652
Gramercy Property Trust	35,747	1,088,854
HCP, Inc.	1,380	41,138
Healthcare Realty Trust, Inc.	4,600	153,088
Healthcare Trust of America, Inc.	17,027	529,029
Highwoods Properties, Inc.	1,487	77,666
Host Hotels & Resorts, Inc.	90,267	1,635,638
Hudson Pacific Properties, Inc.	1,438	47,454
JBG SMITH Properties (a)	15,020	491,605
Kilroy Realty Corp.	8,517	589,632
Kimco Realty Corp.	28,267	554,599
LaSalle Hotel Properties	46,071	1,307,495
Liberty Property Trust	19,935	849,231
Life Storage, Inc.	15,365	1,130,710
LTC Properties, Inc.	17,489	850,490
Macerich Co.	773	40,791
Mack-Cali Realty Corp.	29,803	682,191

Mid-America Apartment Communities, Inc.	26,674	2,839,714
Monmouth Real Estate Investment Corp. - Class A	5,546	90,123
National Health Investors, Inc.	18,158	1,455,908
NexPoint Residential Trust, Inc.	2,669	62,188
Paramount Group, Inc.	3,310	52,232
Park Hotels & Resorts, Inc.	13,055	348,438
Parkway, Inc.	12,274	281,811
Pennsylvania Real Estate Investment Trust	60,850	610,326
Physicians Realty Trust	140,990	2,640,743
Piedmont Office Realty Trust, Inc.	66,160	1,339,740
Prologis, Inc.	31,127	1,972,207
PS Business Parks, Inc.	9,000	1,215,990
Public Storage	5,099	1,047,029
QTS Realty Trust, Inc.	29,300	1,587,474
Quality Care Properties, Inc. (a)	19,276	264,467
Realty Income Corp.	391	22,506
Regency Centers Corp.	2,178	140,089
Retail Properties of America, Inc.	36,861	491,357
Rexford Industrial Realty, Inc.	39,565	1,188,928
RLJ Lodging Trust	11,443	230,920
Ryman Hospitality Properties, Inc.	4,687	278,502
Sabra Health Care REIT, Inc.	1,655	36,168
Senior Housing Properties Trust	20,967	413,469
Seritage Growth Properties (b)	3,300	158,598
Simon Property Group, Inc.	18,680	2,929,958
SL Green Realty Corp.	1,611	155,268
Spirit Realty Capital, Inc.	5,865	51,026
Summit Hotel Properties, Inc.	88,286	1,310,164
Sunstone Hotel Investors, Inc.	22,081	348,880
Tanger Factory Outlet Centers, Inc.	2,662	62,291
Taubman Centers, Inc.	17,433	910,700
Terreno Realty Corp.	2,200	79,750
UDR, Inc.	14,766	573,216
Universal Health Realty Income Trust	2,686	203,357
Urban Edge Properties	8,432	212,065
Urstadt Biddle Properties, Inc.	2,383	49,280
VEREIT, Inc.	5,668	47,838
Vornado Realty Trust	17,041	1,269,384
Washington Real Estate Investment Trust	3,612	118,690
Weingarten Realty Investors	1,731	55,461
WP Carey, Inc.	597	41,103
		63,732,574
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $90,159,153)		101,609,099

CLOSED-END FUNDS - 0.34%
Guernsey - 0.34%
F&C Commercial Property Trust Ltd.	48,091	93,321
Picton Property Income Ltd.	116,211	128,106
UK Commercial Property Trust Ltd.	164,872	193,901
TOTAL CLOSED-END FUNDS (Cost $443,923)		415,328

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.43%
Money Market Fund - 0.43%
First American Government Obligation Fund - Class Y, 0.61% (d)	532,138	532,138
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 532,138)		532,138

LIQUIDATING TRUST - 0.06%
United States - 0.06%
Winthrop Realty Trust	9,590	80,556
TOTAL LIQUIDATING TRUST (Cost $88,186)		80,556

SHORT-TERM INVESTMENTS - 0.56%
Money Market Fund - 0.56%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.878 (d)	689,204	689,204
TOTAL SHORT-TERM INVESTMENTS (Cost $689,204)		689,204

Total Investments (Cost $110,294,795) - 99.77%		123,473,302
Other Assets in Excess of Liabilities - 0.23%		288,495
TOTAL NET ASSETS - 100.00%		$123,761,797

Percentages are stated as a percent of net assets.

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of August 31, 2017. Total value of securities out on loan is $532,138.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $254,275, represents 0.20% of net assets.
(d)	Seven day yield as of August 31, 2017.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AE	Anonymous Etairia is a Greek term for a limited company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
CVA	Commanditaire Vennootschap op Aandelen is a Belium term for limited partnership with shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
August 31, 2017 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at August 31, 2017 for the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund, & Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund ( the "Funds"), were as follows*:

	Gerstein Fisher Multi-Factor® Growth Equity Fund	Gerstein Fisher Multi-Factor® International Growth Equity Fund	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Cost of Investments	$204,956,405	$143,840,903	$110,294,795
Gross unrealized appreciation	$102,781,101	$50,074,215	$18,526,118
Gross unrealized depreciation	(6,609,041)	(7,120,442)	(5,347,611)
Net unrealized appreciation (depreciation)	$96,172,060	$42,953,773	$13,178,507

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information for the Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

3.	Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the closing bid and asked prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

Summary of Fair Value Exposure at August 31, 2017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$287,557,921	$-	$-	$287,557,921
Investments Purchased with Proceeds from Securities Lending	12,876,144	-	-	12,876,144
Short-Term Investments	694,400	-	-	694,400

Total Investment in Securities	$301,128,465	$-	$-	$301,128,465

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. There were no transfers between Level 1 and Level 2 for the Fund as of August 31, 2017.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Assets	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$3,005,065	$181,054,553		$184,059,618
Investments Purchased with Proceeds from Securities Lending	1,781,250	-	-	$1,781,250
Short-Term Investments	953,808	-	-	$953,808
Total Investment in Securities	$5,740,123	$181,054,553	$-	$186,794,676

* For further information regarding security characteristics, please see the Schedules of Investments.

(1) Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$987,298
Transfers out of Level 1	(1,212,968)
Net transfers in and/or out of Level 1	$(225,670)

Transfers into Level 2	$1,212,968
Transfers out of Level 2	(987,298)
Net transfers in and/or out of Level 2	$225,670

(1) Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS’s price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Assets	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$1,840,540	$18,306,437	$-	$20,146,977
Real Estate Investment Trusts*	73,653,840	27,955,259	-	101,609,099
Closed-End Funds	322,007	93,321	-	415,328
Investments Purchased with Proceeds from Securities Lending	532,138		-	532,138
Liquidating Trust		80,556	-	80,556
Short-Term Investments	689,204		-	689,204

Total Investment in Securities	$77,037,729	$46,435,573	$-	$123,473,302

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period.

Transfers into Level 1	$5,357,378
Transfers out of Level 1	(776,415)
Net transfers in and/or out of Level 1	$4,580,963

Transfers into Level 2	$776,415
Transfers out of Level 2	(5,357,378)
Net transfers in and/or out of Level 2	$(4,580,963)

(1) Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS’s price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The Funds held no Level 3 securities during the period ended August 31, 2017.  The Funds measures Level 3 activity as of the end of the period.  For the period ended August 31, 2017, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2017.

4.	Other

Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
   John Buckel, President

Date  October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date  October 25, 2017

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  October 25, 2017

* Print the name and title of each signing officer under his or her signature.